Net Interest Expense and Other Net Finance Expense - Schedule of Other Net Finance Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Bank charges	$ 4.0	$ 3.5
Other	0.9	(0.4)
Other net finance expense	$ 4.9	$ 3.1